Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
As described in Note 2, the Company operates as a single reportable segment, which derives its revenues by providing software solutions that support cryptocurrency transactions and loyalty points management. The Company manages its business operations on a consolidated basis. The accounting policies of the segment are the same as those described in Note 2. Bakkt's Chief Operating Decision Maker (“CODM”) is the chief executive officer.
The measure of segment assets is reported in the consolidated balance sheets as total assets. The CODM uses net income (loss) to allocate resources as part of the Company's annual and long-term planning processes, and to evaluate operating performance based on budget to actual results. Certain information provided to the CODM presents operating expenses on a different basis than that presented in the consolidated statements of operations.
The following table represents significant segment expenses provided to the CODM for the years ended December 31, 2024, December 31, 2023, and December 31, 2022 (in thousands):

	Year Ended December 31,
	2024	2023	2022
Total revenues	$3,441,056	$726,988	$1,745

Segment expenses:
Personnel[1]	$29,194	$33,695	$40,740
Non-cash compensation[1]	14,685	15,770	31,395
Professional fees	16,445	10,165	11,114
Technology	9,334	12,361	11,369
Occupancy[2]	2,986	4,492	3,202
Marketing and promotions[3]	2,474	4,531	8,759
Business insurance[4]	13,302	17,292	17,161
Depreciation and amortization[5]	343	24,384	1,838,893
Other operating costs[6]	7,649	38,259	26,907
Crypto costs	3,403,207	718,511	1,657
Execution, clearing and brokerage fees	24,024	3,772	—
Total operating expenses per Consolidated Statements of Operations	$3,523,643	$883,232	$1,991,197
Operating loss	$(82,587)	$(156,244)	$(1,989,452)
Other expense (income), net[7]	11,827	(2,501)	(29,019)
Net loss	$(94,414)	$(153,743)	$(1,960,433)

1
Personnel includes payroll and benefits, excluding stock-based compensation, which is included in Non-cash compensation. Both are reported as part of Compensation and benefits on the consolidated statements of operations.

2	Occupancy includes facility related expenses such as rent and is reported as Selling, general and administrative on the consolidated statements of operations.
3	Marketing and promotions primarily consist of web-based promotional campaigns, promotional activities with clients, conferences and user events, and brand-building activities and are reported as Selling, general and administrative on the consolidated statements of operations.
4	Business insurance primarily consists of business liability insurance premiums and is recorded as Selling, general and administrative on the consolidated statements of operations.
5	Goodwill and intangible asset impairments is presented in combination with Depreciation and amortization to the CODM.
6	Other operating costs consist primarily of Acquisition-related expenses, Related party expenses, and Impairment of long-lived assets as presented on the statements of operations, as well as costs that are reported as Selling, general and administrative, and Compensation and benefits on the consolidated statements of operations.
7	Other expense (income), net consists primarily of Interest income, net, (Loss) gain from change in fair value of warrant liability, and Other expense, net, and Income tax (expense) benefit as presented in the consolidated statements of operations.
We recognized revenue from foreign jurisdictions of $66.2 million, $11.1 million, and $0.0 million for the years ended December 31, 2024, December 31, 2023, and December 31, 2022, respectively.
For the year ended December 31, 2024, we had no revenue concentration with any individual customer. However, our customers are introduced to us via client relationships. For the year ended December 31, 2024 our top three Crypto clients represented approximately 94%, of Crypto services revenue. One client, Webull, represented over 10% of our Crypto revenue, which accounted for revenue of $2,556.0 million during the year ended December 31, 2024, or 74% of Crypto services revenue in such period. For the year ended December 31, 2023 our top three Crypto clients represented approximately 86% of Crypto revenue. One client, Webull, represented over 10% of our Crypto services revenue, which accounted for revenue of $529.6 million during the year ended December 31, 2023, or 73% of Crypto services revenue in such period. We had no material concentration risk for the year ended December 31, 2022 as our crypto services revenues were not material.